S000033621 [Member] Annual Total Returns		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
S000033621 [Member] | C000103324 [Member]
Prospectus [Line Items]
Annual Return [Percent]	[1]	23.85%	(4.39%)	24.76%	(38.16%)	21.47%	22.80%	45.96%	(18.78%)	37.89%	(3.47%)

[1]	Class A share performance (without sales charges) is shown in the bar chart and after-tax returns in the table are shown for Class A shares because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public.